Investment Objectives and Goals - Janus Henderson International Core Alpha ETF	Sep. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson International Core Alpha ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson International Core Alpha ETF seeks to provide long-term growth of capital.